PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	As of December 31,
	2012	2013

Computer and transmission equipment	$11,277,560	$15,312,698
Furniture and office equipment	824,806	1,162,452
Motor vehicles	783,060	807,082
Leasehold improvements	2,606,638	2,917,621
Communication equipment	292,188	543,308
Office building	684,305	705,297
	16,468,557	21,448,458
Less: accumulated depreciation	(13,403,071)	(15,605,936)
	$3,065,486	$5,842,522

Depreciation expenses for the years ended December 31, 2011, 2012 and 2013 are $2,165,883, $2,175,564 and $2,202,865 respectively.